EXHIBIT 99.6

Clayton Waived Conditions Summary

Client Name:	Two Harbors
Client Project Name:	ABMT 2016-2
Start - End Dates:	02/2015-01/2016
Deal Loan Count:	447

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Credit/Mtg History	CRDCRMH104	Credit score below guidelines	1
Credit	Credit/Mtg History	CRDCRMH1805	Debts/obligations not disclosed/accounted for at origination	1
Credit	Credit/Mtg History	CRDCRMH193	Length of mortgage/rental history in file does not meet guideline requirement	1
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Assets	CRDAST2354	Asset Verification In File is Incomplete Per Requirements	1
Property Valuations	Appraisal	PRVAAPPR237	Appraisal is stale dated without recertification in file	1
Property Valuations	Appraisal	PRVAAPPR267	Appraisal dated after closing	2
Total				8

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